Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 2,604,372	$ 512,234	$ 627,823	$ 98,239	$ 3,842,668
Chile/CL-AN/Copper/Open Pit [Member]
Total	28,901	11,619	14,812		55,332
Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]
Total	2,050,341	445,331	566,915	89,476	3,152,063
Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]
Total	$ 525,130	48,187	33,803	$ 8,763	615,883
U.S./U.S.-AZ/Copper, Molybdenum/Open Pit [Member]
Total			10,395		10,395
U.S./U.S.-CA/Oil, Natural Gas/Wells [Member]
Total		$ 7,097			7,097
U.S./U.S.-AZ/Copper/Open Pit [Member]
Total			1,294		1,294
U.S./U.S.-NM/Copper/Open Pit [Member]
Total			377		377
U.S./U.S.-NV/Copper/Open Pit [Member]
Total			186		186
U.S./U.S.-CO/Molybdenum/Underground Mining [Member]
Total			$ 41		$ 41